Security Federal Corporation Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Security Federal Corporation Condensed Financial Statements (Parent Company Only)
Security Federal Corporation Condensed Financial Statements (Parent Company Only)

The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.
Condensed Balance Sheet Data

	At December 31,
	2015	2014
Assets:
Cash	$8,785,338	$4,542,778
Investment Securities, Available For Sale	154,902	151,674
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	93,150,771	93,860,841
Accounts Receivable and Other Assets	5,002	8,023
Total Assets	$102,251,013	$98,718,316
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$45,890	$45,229
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	90,966,123	87,434,087
Total Liabilities and Shareholders’ Equity	$102,251,013	$98,718,316

Condensed Statements of Income Data

	For the Years Ended December 31,
	2015	2014	2013
Income:
Equity in Earnings of Security Federal Bank	$506,074	$3,779,212	$2,558,986
Dividend Income from Security Federal Bank	6,000,000	2,400,000	1,600,000
Interest Income	—	—	—
Miscellaneous Income	15,828	12,937	15,771
Total Income	6,521,902	6,192,149	4,174,757
Expenses:
Interest Expense	591,054	587,859	589,988
Other Expenses	18,822	19,382	18,223
Total Expenses	609,876	607,241	608,211
Income Before Income Taxes	5,912,026	5,584,908	3,566,546
Income Tax Benefit	(203,901)	(225,832)	(224,616)
Net Income	6,115,927	5,810,740	3,791,162
Preferred Stock Dividends	440,000	440,000	440,000
Net Income Available to Common Shareholders	$5,675,927	$5,370,740	$3,351,162

(22)         Security Federal Corporation Condensed Financial Statements (Parent Company Only), Continued

Condensed Statements of Cash Flow Data

	For the Years Ended December 31,
	2015	2014	2013
Operating Activities:
Net Income	$6,115,927	$5,810,740	$3,791,162
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(506,074)	(3,779,212)	(2,558,986)
Stock Compensation Expense	12,676	12,676	(2,580)
(Increase) Decrease in Accounts Receivable	825	(49)	(15,248)
Increase in Accounts Payable	1,758	270	132
Net Cash Provided By Operating Activities	5,625,112	2,044,425	1,214,480
Financing Activities:
Repayment of Warrant Issued in Conjunction with Preferred Stock	—	—	(50,000)
Dividends Paid to Shareholders-Preferred Stock	(440,000)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock	(942,552)	(942,080)	(942,082)
Net Cash Used in Financing Activities	(1,382,552)	(1,382,080)	(1,432,082)
Net Increase (Decrease) in Cash	4,242,560	662,345	(217,602)
Cash at Beginning of Period	4,542,778	3,880,433	4,098,035
Cash at End of Period	$8,785,338	$4,542,778	$3,880,433